Related Party Transactions and Balances - Schedule of Purchase from a Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Beijing Ougaini [Member]
Related Party Transaction [Line Items]
Purchase from related party		$ 112,980	$ 19,696